SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of estimated useful lives at an annual rate
%
Computers and peripheral equipment	33
Office furniture and equipment	6 - 15

Schedule of assumptions used to estimate the fair value of the stock-based awards granted to employees and directors
Year ended December 31,
2021
Risk-free interest rate	0.94% - 1.52%
Expected volatility	59% - 60%
Early exercise factor	130% - 200%
Forfeiture rate post vesting	1% - 27%
Dividend yield	0%